Amount Due to Directors (Tables)	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Schedule of Amount Due to Directors
	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Amount due to director	$3,128	$1,499